Significant Accounting Policies - Estimated Useful Lives of Satellites and Other Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Minimum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	10 years
Minimum [Member] | Satellites and related costs [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	11 years
Minimum [Member] | Ground segment equipment and software [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	4 years
Minimum [Member] | Furniture and fixtures and computer hardware [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	4 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	2 years	[1]
Maximum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	40 years
Maximum [Member] | Satellites and related costs [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	17 years
Maximum [Member] | Ground segment equipment and software [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	15 years
Maximum [Member] | Furniture and fixtures and computer hardware [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	12 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	12 years	[1]

[1]	Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term.